U.S. SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549
					FORM 24F-2
		ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:
	Prudential Jennison Small Company Fund, Inc.
	100 Mulberry Street
	Gateway Center Three
	Newark, New Jersey 07102-4077

2.	The name of each series or class of securities for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the
	issuer, check the box but do not list series or classes):[ ]

3.	Investment Company Act File Number:  811-3084
	Securities Act File Number:  2-68723

4.	(a)	Last day of fiscal year for which this Form is filed: September 30, 2010

	(b)	[ ] Check box if this Form is being filed late (i.e., more than 90
       		calendar days after the end of the issuer's fiscal year).
       		(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

	(c)	[ ] Check box if this is the last time the issuer will be filing this
		Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
 	to section 24(f):				$668,966,786

	(ii)	Aggregate price of securities
	redeemed or repurchased during
 	the fiscal year:				$398,139,607

	(iii)	Aggregate price of securities
	redeemed or repurchased during
 	any PRIOR fiscal year ending no
	earlier than October 11, 1995 that
 	were not previously used to reduce
	registration fees payable to the
 	Commission:					$0

	(iv)	Total available redemption credits
	[add items 5(ii) and 5(iii)]:			$398,139,607

	(v)	Net sales -- if item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
 	from Item 5(I)]:				$270,827,179

	(vi)	Redemption credits available for
	use in future years -- if Item 5(i) is
 	less than Item 5(iv) [subtract Item
 	5(iv) from Item 5(i)]:				$0

	(vii)	Multiplier for determining
	registration fee (See Instruction
	C.9):						X  0.00007130

	(viii)	Registration fee due [multiply Item
	5(v) by Item 5(vii)] (enter "0" if no
 	fee is due):					= $19,309.98

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted here: 0. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal years, then state
	that number here: 0.

7.	Interest due -- if this Form is being filed more than 90 days after the
      	end of the issuer's fiscal year (see Instruction D): $0

8.	Total of the amount of the registration fee due plus any interest due
     	[Item 5(viii) plus Item 7]: = $19,309.98

9.	Date the registration fee and any interest payment was sent to the
       	Commission's lockbox depository: December 16, 2010

	Method of Delivery:
				[X] Wire Transfer
				[ ] Mail or other means


				SIGNATURES

	This report has been signed below by the following persons on behalf of the
	issuer and in the capacities and on the dates indicated.

	By:	(Signature and Title)*

		/s/  Grace Torres
		Grace Torres
		Treasurer

	Date:  December 23, 2010

	*Please print the name and title of the signing officer below the signature.



NYB 1476879.1